Expenses by Nature - Summary of Expenses by Cost of Sales (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of expenses by nature cost of sales [line items]
Cost of sales net	₺ (14,145,993)	₺ (11,350,174)	₺ (9,236,607)
Cost of sales net	(14,145,993)	(11,350,174)	(9,236,607)
Treasury shares [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(1,884,556)	(1,669,807)	(1,491,503)
Accumulated amortization [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(4,287,974)	(2,596,980)	(2,203,351)
Interconnection and termination cost [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(1,763,414)	(1,607,079)	(1,420,233)
Employee benefit expense [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(1,202,485)	(1,046,544)	(859,143)
Cost of goods sold [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(1,108,734)	(870,226)	(551,656)
Radio cost [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(508,884)	(844,941)	(828,222)
Direct cost of revenue from financial services [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(348,492)	(270,366)	(68,546)
Transmission costs [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(326,080)	(218,221)	(139,185)
Universal service fund [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(256,454)	(221,431)	(192,045)
Roaming expenses [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(226,806)	(177,258)	(128,429)
Billing and archiving cost [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(50,929)	(55,185)	(61,647)
Frequency Cost [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(622,390)	(278,727)	(229,396)
Other [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	₺ (1,558,795)	₺ (1,493,409)	₺ (1,063,251)